Share-based compensation - Summary of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	1,019,930	827,642	825,091
Weighted average remaining contractual life (years)	3 years 1 month 24 days	3 years 10 months 20 days
Number of options exercisable (in shares)	555,009	484,483
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	234,120	234,120
Weighted average remaining contractual life (years)	9 months 7 days	1 year 8 months 23 days
Number of options exercisable (in shares)	234,120	234,120
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	18,500	23,985
Weighted average remaining contractual life (years)	5 years 2 months 19 days	5 years 11 months 26 days
Number of options exercisable (in shares)	18,500	21,242
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	85,628	93,947
Weighted average remaining contractual life (years)	3 years 1 month 2 days	4 years 9 months 7 days
Number of options exercisable (in shares)	85,628	93,947
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 60.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	625,264	385,966
Weighted average remaining contractual life (years)	3 years 11 months 15 days	4 years 8 months 15 days
Number of options exercisable (in shares)	188,140	125,813
26.43 - 60.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 26.43	$ 26.43
26.43 - 60.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.00	$ 60.00
60.01 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	56,418	89,624
Weighted average remaining contractual life (years)	3 years 4 months 28 days	4 years 6 months
Number of options exercisable (in shares)	28,621	9,361
60.01 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.01	$ 60.01
60.01 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 95.12	$ 95.12